As filed with the Securities and Exchange Commission on October 9, 2019.

Registration Nos. 333-131683

811-21852

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 201	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 216	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Commodity Strategy Fund, Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia High Yield Bond Fund, Columbia Large Cap Value Fund, Columbia Mortgage Opportunities Fund, Columbia Quality Income Fund, Columbia Select Large Cap Value Fund, Columbia Select Small Cap Value Fund. Columbia Seligman Communications and Information Fund, Columbia Small/Mid Cap Value Fund and Multi-Manager Value Strategies Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,

COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 9th day of October, 2019.

COLUMBIA FUNDS SERIES TRUST II

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of October, 2019.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ Brian J. Gallagher* Brian J. Gallagher	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) and Senior Vice President	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Joseph Beranek* Joseph Beranek	Treasurer and Chief Accounting Officer (Principal Accounting Officer)	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Chair of the Board	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ George S. Batejan* George S. Batejan	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Sandra Yeager* Sandra Yeager	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	By:	/s/ Joseph D’Alessandro
	Name:	Joseph D’Alessandro**
Attorney-in-fact

**

Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016, and incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on May 27, 2016, on behalf of Joseph Beranek pursuant to a Power of Attorney, dated February 1, 2019, and incorporated by reference to Post-Effective Amendment No. 192 to Registration Statement No 333-131683 of the Registrant on Form N-1A (Exhibit (q)(6)), filed with the Commission on February 27, 2019 and on behalf of each of the Trustees pursuant to a Trustees’ Power of Attorney, dated January 1, 2018 and incorporated by reference to Post-Effective Amendment No. 175 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 16, 2018.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase